Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income (loss) for the year	$ (31,642)	$ 23,404
Adjustment to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of platinum and palladium bullion		(11,252)
Change in unrealized (gains) losses on platinum and palladium bullion	30,125	(13,595)
Net changes in operating assets and liabilities
(Increase) decrease in prepaid assets		73
Increase (decrease) in due to broker	371
Increase (decrease) in accounts payable	27	(106)
Net cash provided by (used in) operating activities	(1,119)	(1,476)
Cash flows from investing activities
Purchases of platinum and palladium bullion	(35,823)	(8,634)
Sales of platinum and palladium bullion
Net cash provided by (used in) investing activities	(35,823)	(8,634)
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	37,006	11,472
Payments on redemption of Units (note 7)	(11)	(245)
Underwriting commissions and issue expenses	(322)	(225)
Net cash provided by (used in) financing activities	36,673	11,002
Net increase (decrease) in cash during the year	(269)	892
Cash at beginning of year	1,161	269
Cash at end of year	$ 892	$ 1,161